ACCRUED PAYROLL - OFFICER	3 Months Ended
Mar. 31, 2023
Compensation Related Costs [Abstract]
ACCRUED PAYROLL - OFFICER

NOTE 5 – ACCRUED PAYROLL - OFFICER

The Company has recorded accrued and unpaid payroll liability to its Chief Executive Officer (the “Officer”) of $1,271,977 and $1,185,879 as of March 31, 2023 and December 31, 2022, respectively. The Company has recorded $86,098 and $71,155 as payroll expense of the Officer for the three months ended March 31, 2023 and 2022, respectively.